Segmental reporting - Split of income by geographic region (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Total income	£ 9,804	£ 9,990
United Kingdom
Disclosure of operating segments [line items]
Total income	3,555	4,674
Europe
Disclosure of operating segments [line items]
Total income	1,255	1,310
Americas
Disclosure of operating segments [line items]
Total income	4,234	3,276
Africa and Middle East
Disclosure of operating segments [line items]
Total income	42	31
Asia
Disclosure of operating segments [line items]
Total income	£ 718	£ 699